Consolidated Changes in Stockholders' Equity (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Consolidated Changes in Stockholders' Equity [Abstract]
Formation of OneSubsea, tax effects	$ 90.5